Financial instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 14,972,000	$ 12,798,000
Bonds and money market funds	3,937,000	6,290,000
Cash and money market funds	30,753,000	20,231,000
Credit risk related to trade receivables	0
Loss on allowance	0
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum cash cash equivalents and short term investments to be maintained	20,000,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum cash cash equivalents and short term investments to be maintained	$ 15,000,000
Interest rate, measurement | SOFR
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in cash flows	$ 130,000
Increase (decrease) in profit or loss	$ 130,000
Interest rate, measurement | Bonds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in accumulated other comprehensive	$ 20,000	42,000
Increase (decrease) in fair value of assets	$ 20,000	42,000
Negative impact of market interest rates	0.50%
Interest rate, measurement | Cash and market funds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in cash flows	$ 154,000	101,000
Increase (decrease) in profit or loss	$ 154,000	$ 101,000
Negative impact of market interest rates	0.50%
CA$
Disclosure of detailed information about financial instruments [line items]
Positive percentage impact on foreign currency exposures	5.00%
Negative percentage impact on foreign currency exposures	5.00%